PREPAID EXPENSES AND OTHER CURRENT ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Allowance provided for the advance to game developers	305		$ 252
Shenzhen Golden Axe Co. Ltd [Member]
Prepaid expense and other assets [Line Items]
Principal amount	3,320
Interest rate (as a percent)	5.00%
Shenzhen Golden Axe Co. Ltd [Member] | Maximum [Member]
Prepaid expense and other assets [Line Items]
Maturity period	12 months
Fameast Limited [Member]
Prepaid expense and other assets [Line Items]
Principal amount		$ 5,210
Maturity date		May 01, 2015